Convertible Loans (Details) - Schedule of convertible loans - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of convertible loans [Abstract]
Convertible loans, net of discount of $41,611		$ 383,313
Convertible loans – related party		113,130
Total Convertible loans		496,443
Less: current portion		(463,980)
Convertible loans, long term		$ 32,463